ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Payroll and social security payable	$ 230,430	$ 342,040
Bonus payable	820,140	47,367
Other payables and accrued liabilities	96,960	71,283
Total Accounts Payable and Accrued Liabilities	$ 1,147,530	$ 460,690